Costs and Expenses by Nature - Summary of Cost of Sales (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of cost and expenses by nature [Line items]
Cost of sales	$ (10,800)	$ (12,347)	$ (23,013)	$ (24,162)
Raw material products for resale materials and third party services [member]
Disclosure of cost and expenses by nature [Line items]
Cost of sales	(4,347)	(5,605)	(10,182)	(10,942)
Depreciation, depletion and amortization [member]
Disclosure of cost and expenses by nature [Line items]
Cost of sales	(3,015)	(2,830)	(6,155)	(5,900)
Production taxes [member]
Disclosure of cost and expenses by nature [Line items]
Cost of sales	(2,605)	(3,033)	(5,003)	(5,507)
Employee compensation [member]
Disclosure of cost and expenses by nature [Line items]
Cost of sales	$ (833)	$ (879)	$ (1,673)	$ (1,813)